Document and Entity Information	Jan. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001315399
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	PARKE BANCORP, INC.
Entity Incorporation State Country Code	NJ
Entity File Number	0-51338
Entity Tax Identification Number	65-1241959
Entity Address, Address Line One	601 Delsea Drive
Entity Address, City or Town	Washington Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08080
City Area Code	(856)
Local Phone Number	256-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.10 per share
Trading Symbol	PKBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false